ORGANIZATION AND OPERATIONS (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' deficit	$ (1,271,114)	$ (2,900,426)	$ (1,072,317)
Cash and cash equivalents and restricted cash	$ 6,131,781	$ 519,337	$ 1,045,332